Current and Deferred Income Tax (ISR): IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure by geographical areas:
IT provision	$ 4,034,245	$ 6,342,455	$ 3,944,143
Mexico
Disclosure by geographical areas:
Current IT	3,577,190	4,954,716	3,477,638
Deferred IT	(51,318)	812,364	11,131
IT provision	3,525,872	5,767,080	3,488,769
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT			2,617
Deferred IT	61,412	(87,398)	34,441
IT provision	61,412	(87,398)	37,058
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	845,201	737,198	405,098
Deferred IT	(398,240)	(74,425)	13,218
IT provision	$ 446,961	$ 662,773	$ 418,316